Consolidated Statements of Equity (USD $) In Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings		Accumulated Other Comprehensive Income (Loss) Net Unrealized Investment Gains (Losses)		Accumulated Other Comprehensive Income (Loss) Other-Than-Temporary Impairments	Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments
Beginning Balance at Dec. 31, 2010	$ 7,446	$ 86	$ 6,719	$ 424	[1]	$ 393		$ (51)	$ (125)
Dividend paid to MetLife	(517)			(517)
Capital Contribution	1		1
Adjustments to Additional Paid in Capital, Other	(47)		(47)
Net income (loss)	1,174			1,174
Other comprehensive income (loss), net of income tax	1,554					1,591		(23)	(14)
Ending Balance at Dec. 31, 2011	9,611	86	6,673	1,081		1,984		(74)	(139)
Dividend of subsidiary	(347)			(347)
Dividend paid to MetLife	(504)			(504)
Capital Contribution	45		45
Net income (loss)	1,126			1,126
Other comprehensive income (loss), net of income tax	629					503	[2]	36	90
Ending Balance at Dec. 31, 2012	10,560	86	6,718	1,356		2,487		(38)	(49)
Dividend paid to MetLife	(1,000)			(1,000)
Capital Contribution	19		19
Net income (loss)	720			720
Other comprehensive income (loss), net of income tax	(1,511)					(1,549)		12	26
Ending Balance at Dec. 31, 2013	$ 8,788	$ 86	$ 6,737	$ 1,076		$ 938		$ (26)	$ (23)

[1]	Includes amounts related to prior period adjustments to Retained Earnings of ($33) million. See Note 1.
[2]	Includes amounts related to dividend of subsidiary. See Notes 3 and 12.